Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford Long Term Global Growth Fund

	Shares	Value
COMMON STOCKS — 98.3%
CANADA — 1.7%
Shopify, Inc., Class A *	362,543	$9,766,908
CHINA — 20.2%
Alibaba Group Holding Ltd.*	1,192,752	11,902,876
BeiGene Ltd. ADR*	59,793	8,061,292
Bilibili, Inc., Class Z *	152,885	2,348,074
Contemporary Amperex Technology Co., Ltd., Class A	252,700	14,228,222
Meituan, Class B *	1,319,600	27,733,319
NIO, Inc. ADR*	575,666	9,078,253
Pinduoduo, Inc. ADR*	353,851	22,143,996
Tencent Holdings Ltd.	600,000	20,265,791
		115,761,823
FRANCE — 6.2%
Hermes International	10,890	12,807,951
Kering	51,343	22,773,123
		35,581,074
GERMANY — 2.9%
BioNTech SE ADR	122,552	16,529,814
INDIA — 2.4%
Housing Development Finance Corp., Ltd.	487,845	13,610,646
NETHERLANDS — 6.4%
Adyen NV*	11,203	13,971,957
ASML Holding NV	54,811	22,707,050
		36,679,007
SINGAPORE — 0.5%
Sea Ltd. ADR*	57,081	3,199,390
SOUTH KOREA — 2.5%
Coupang, Inc.*	871,368	14,525,705
UNITED STATES — 55.5%
Affirm Holdings, Inc.*	167,546	3,143,163
Amazon.com, Inc.*	333,247	37,656,911
Atlassian Corp. PLC, Class A *	99,236	20,898,109
Carvana Co.*	190,863	3,874,519
Cloudflare, Inc., Class A *	242,944	13,437,233
Dexcom, Inc.*	242,167	19,504,130
Ginkgo Bioworks Holdings, Inc.*	1,240,050	3,868,956
Illumina, Inc.*	113,281	21,612,882
Intuitive Surgical, Inc.*	76,988	14,430,631
Meta Platforms, Inc., Class A *	81,943	11,118,026
Moderna, Inc.*	181,612	21,475,619
Netflix, Inc.*	67,026	15,780,601
NVIDIA Corp.	180,854	21,953,867
Peloton Interactive, Inc., Class A *	350,783	2,430,926
ROBLOX Corp., Class A *	223,439	8,008,054
salesforce, Inc.*	60,253	8,666,792
Spotify Technology SA*	117,097	10,105,471
Tesla, Inc.*	159,579	42,328,330
Trade Desk, Inc. (The), Class A *	307,667	18,383,103
Workday, Inc., Class A *	89,891	13,683,208
Zoom Video Communications, Inc., Class A *	79,859	5,876,824
		318,237,355
TOTAL INVESTMENTS — 98.3% (cost $634,714,359)		$563,891,722
Other assets less liabilities — 1.7%		9,775,585
NET ASSETS — 100.0%		$573,667,307

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.

Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford Long Term Global Growth Fund

*	Non-income producing security.

ADR	-	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.

Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford Long Term Global Growth Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$401,542,713	$162,349,009	$–	$563,891,722
Total	$401,542,713	$162,349,009	$–	$563,891,722

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.